Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, Net
Goodwill and Other Intangible Assets, Net
Goodwill
The following table presents the goodwill activity for the periods presented (in thousands):

Goodwill - January 1, 2016	$36,368
2016 acquisitions	$—
Goodwill - December 31, 2016	$36,368
2017 acquisitions	—
Goodwill - December 31, 2017	$36,368

 We did not record any goodwill impairment expense for the years ended December 31, 2017, 2016 and 2015.
Other Intangible Assets, Net
The following table presents the detail of other intangible assets for the periods presented (dollars in thousands):

	December 31, 2017
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Remaining Useful Life (In Years)
Developed technology	$3,060	$(3,038)	$22	0.3
User base and customer relationships	5,050	(3,695)	1,355	7.3
Brand name	60	(60)	—	0.0
Total intangible assets subject to amortization	$8,170	$(6,793)	$1,377

	December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Remaining Useful Life (In Years)
Developed technology	$8,310	$(2,393)	$5,917	3.8
User base and customer relationships	6,250	(2,955)	3,295	8.3
Brand name	60	(60)	—	0.0
Total intangible assets subject to amortization	$14,620	$(5,408)	$9,212

We did not record any intangible additions for the year ended December 31, 2017 or 2016.
The user base and customer relationship intangible assets are being amortized on an accelerated basis over a three to ten year period. The technology and brand name intangible assets are being amortized on a straight line basis over three to five years and one year, respectively. During the year ended December 31, 2017, certain intangible assets were made available for sale and as a result they were written down to fair value. This resulted in a $6.4 million impairment loss, which is recorded in Other Expenses on the Consolidated Statement of Operations.
Amortization expense for the years ended December 31, 2017, 2016 and 2015 was $1.4 million, $3.8 million and $1.6 million, respectively. Estimated amortization of purchased intangible assets for future periods is as follows (in thousands):

Year Ending December 31,
2018	379
2019	279
2020	219
2021	172
2022	136
Thereafter	192
Total	$1,377